AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 98.1%
Asset-Backed Securities — 4.5%
Automobiles — 1.4%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32		872	$883,290
Series 2024-A, Class D, 144A
6.315%	05/17/32		436	441,336
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26		200	199,696
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,861,029
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,797,823
Series 2022-04A, Class A, 144A
4.770%	02/20/29		2,900	2,922,214
Series 2023-03A, Class B, 144A
6.120%	02/22/28		8,100	8,290,936
Series 2023-08A, Class A, 144A
6.020%	02/20/30		11,800	12,416,893
Series 2024-01A, Class A, 144A
5.360%	06/20/30		10,500	10,791,469
Series 2024-01A, Class B, 144A
5.850%	06/20/30		1,250	1,287,277
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32		2,699	2,701,570
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30		1,300	1,313,848
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		16,800	16,265,251
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,641,968
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,453,838
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,575,863
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	14,921,633
Series 2021-02A, Class B, 144A
2.120%	12/27/27		400	375,455
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.495%(c)	05/20/32		1,936	1,943,839
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28		14	13,652
Series 2021-02, Class E, 144A
2.280%	12/26/28		39	38,438
Series 2021-03, Class D, 144A
1.009%	02/26/29		271	267,101
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	$3,374,411
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		5,760	5,720,317
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	591,741
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,180,378
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,793,103
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		68	68,086
Series 2022-C, Class E, 144A
11.366%	12/15/32		408	417,258
Series 2023-B, Class G, 144A
17.128%	12/15/33		866	884,773
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26		105	105,170
Series 2021-01, Class D
1.130%	11/16/26		1,827	1,809,794
Series 2021-02, Class D
1.350%	07/15/27		2,655	2,614,125
Series 2022-05, Class C
4.740%	10/16/28		1,000	999,369
Series 2022-06, Class C
4.960%	11/15/28		700	703,244
Series 2023-06, Class C
6.400%	03/17/31		1,800	1,893,761
Series 2024-02, Class D
6.280%	08/15/31		4,000	4,172,538
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		5,450	5,261,319
				128,993,806
Consumer Loans — 0.9%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A
5.930%	02/15/29		1,000	1,012,844
Series 2024-A, Class 1C, 144A
6.160%	02/15/29		1,000	1,009,892
Series 2024-A, Class 1D, 144A
6.890%	02/15/29		500	506,049
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	719	526,445
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A
5.550%	06/25/59		1,100	1,128,164
Series 2024-01, Class A4, 144A
5.670%	06/25/59		3,700	3,755,454
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	191,682
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	4,534	$4,267,500
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A
2.190%	08/21/34	21	20,523
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	9,385	8,992,407
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	6,754,700
Series 2022-02A, Class D, 144A
6.550%	10/14/34	1,830	1,851,463
Series 2023-01A, Class D, 144A
7.490%	06/14/38	2,600	2,782,598
Series 2023-02A, Class B, 144A
6.170%	09/15/36	16,700	17,472,741
Series 2023-02A, Class C, 144A
6.740%	09/15/36	4,000	4,197,934
Series 2023-02A, Class D, 144A
7.520%	09/15/36	5,705	6,013,619
Series 2024-01A, Class A, 144A
5.790%	05/14/41	14,600	15,439,150
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	776	758,341
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	6,600	6,487,840
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30	647	644,953
Series 2021-01, Class D, 144A
2.040%	09/25/30	2,340	2,280,000
			86,094,299
Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.019%(c)	11/15/29	10,000	10,005,310
Equipment — 0.1%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30	1,000	1,025,303
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	7,180	6,969,632
			7,994,935
Home Equity Loans — 0.6%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	05/25/34	427	408,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.469%(c)	03/25/43	188	$188,263
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.449%(c)	01/25/34	516	503,885
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	434	162,223
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.045%(c)	03/25/54	8,465	8,535,098
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.946%(c)	05/25/54	1,016	1,023,147
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.546%(c)	10/20/54	2,172	2,175,889
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.869%(c)	04/25/34	264	256,345
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
5.689%(c)	07/25/34	51	49,148
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.019%(c)	06/25/33	11	10,955
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	08/25/33	336	339,356
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	3,393	3,429,854
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	4,224	4,297,627
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	2,799	2,794,873
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	17,715	18,141,082
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	2,446	2,470,890
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	3,722	3,757,592
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	7,122	7,208,715
			55,753,397

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.8%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		1,789	$1,857,301
Series 2023-04C, Class A, 144A
6.480%	03/20/57		5,724	5,960,930
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		9,533	9,820,950
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A
4.000%	09/17/41		8,500	8,125,181
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
8.028%(c)	12/25/27		24,400	24,509,231
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		17,337	17,597,823
				67,871,416
Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.569%(c)	02/25/34		88	86,178
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.889%(c)	10/25/34		215	209,104
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.019%(c)	11/25/34		32	32,655
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		5	4,934
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.541%(c)	11/25/60	EUR	1,130	1,204,337
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.444%(c)	06/25/34		99	97,767
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.814%(c)	01/25/35		223	218,929
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.332%(c)	09/25/34		809	829,977
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.856%(c)	03/15/26^	EUR	5,421	$4,640,472
				7,324,355
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		39	37,833
Student Loans — 0.5%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.730%(c)	06/25/47		8,118	8,130,839
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.880%(c)	06/25/47		2,319	2,318,910
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.080%(c)	06/25/47		902	901,949
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,492	2,256,567
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,881	1,800,972
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		131	129,669
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		270	253,784
Series 2020-GA, Class A, 144A
1.170%	09/16/69		404	374,368
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56		11,135	11,414,249
Series 2024-D, Class A1A, 144A
5.380%	07/15/53		5,599	5,745,556
Series 2024-E, Class A1A, 144A
5.090%	10/16/56		4,700	4,767,119
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		2,843	2,729,305
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		4,944	4,705,059
				45,528,346

Total Asset-Backed Securities (cost $403,085,092)				409,603,697
Commercial Mortgage-Backed Securities — 18.3%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54		3,000	2,655,459

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	11,950	$10,579,328
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.174%(cc)	05/15/49	4,200	4,082,562
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	12,997,133
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,889	1,826,009
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,296,088
Series 2018-BN13, Class A3
3.978%	08/15/61	4,700	4,625,058
Series 2018-BN13, Class A4
3.953%	08/15/61	12,920	12,638,654
Series 2019-BN18, Class A3
3.325%	05/15/62	2,005	1,895,800
Series 2019-BN20, Class A2
2.758%	09/15/62	9,428	8,739,408
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,614,817
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,092,461
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,788,794
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,576,098
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	24,612,085
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,632,250
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,705,220
Series 2022-BNK44, Class A5
5.936%(cc)	11/15/55	8,000	8,660,178
BANK5,
Series 2023-05YR02, Class A3
6.656%(cc)	07/15/56	25,000	26,702,932
Series 2023-05YR03, Class A3
6.724%(cc)	09/15/56	20,000	21,514,426
Series 2023-05YR04, Class A3
6.500%	12/15/56	18,438	19,670,084
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,104,317
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	471,925
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	387,937
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,409,143
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	479,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.016%(c)	03/15/37	2,300	$2,173,500
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	5,131,301
Series 2019-C04, Class A4
2.661%	08/15/52	8,982	8,315,822
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	937,691
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,972,441
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	27,720,344
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	4,342,470
Series 2022-C17, Class XB, IO
0.659%(cc)	09/15/55	55,770	2,268,333
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	32,330,337
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	25,000	26,139,995
Series 2024-5C27, Class A3
6.014%	07/15/57	19,700	20,848,214
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	4,249	4,094,612
Series 2018-B03, Class A4
3.761%	04/10/51	8,086	7,941,511
Series 2019-B10, Class A3
3.455%	03/15/62	2,277	2,194,049
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,723,665
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	10,327,589
Series 2019-B14, Class A3
3.090%	12/15/62	950	900,139
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,472,805
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	8,418,690
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	15,226,416
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,701,004
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,177,442
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,542,765
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	25,751,157
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	10,175,089
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,911,137
Series 2023-B40, Class A2
6.930%	12/15/56	26,319	28,472,490

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-V06, Class XB, IO
0.977%(cc)	12/15/28	216,836	$6,649,753
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	34,500	36,800,688
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.987%(c)	07/15/41	7,500	7,500,000
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)
6.589%(c)	08/15/26	8,800	8,794,500
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,715,246
Series 2023-05C01, Class A3
6.534%(cc)	08/15/56	25,800	27,436,584
Series 2023-C06, Class A2
6.868%(cc)	09/15/56	33,000	35,521,893
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	21,506,242
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.361%(c)	09/15/38	11,000	10,780,000
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.911%(c)	09/15/38	2,650	2,590,375
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.561%(c)	09/15/38	7,960	7,780,900
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	16,700	17,551,537
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	6,724,946
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
8.031%(c)	12/15/38	31,107	30,640,452
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.797%(c)	01/15/39	22,900	22,599,437
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.797%(c)	01/15/39	9,900	9,730,333
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,497,508
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	17,517,852
Series 2019-CF02, Class A5
2.874%	11/15/52	347	315,406
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	11,194	10,888,457
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	$9,088,155
Series 2018-CD07, Class A3
4.013%	08/15/51	2,884	2,818,948
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	15,869,397
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.717%(c)	09/15/38	16,750	16,781,406
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,540	27,851,747
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	9,861,462
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	15,349,670
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	6,001,881
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,354	4,215,021
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.349%(cc)	02/10/48	76,865	70,531
Series 2015-GC29, Class A4
3.192%	04/10/48	8,254	8,161,304
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	21,158,451
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	5,069,893
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	25,044,804
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,796,074
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	6,282,488
Commercial Mortgage Trust,
Series 2014-CR20, Class A4
3.590%	11/10/47	4,643	4,635,581
Series 2015-CR22, Class A5
3.309%	03/10/48	5,025	4,989,969
Series 2015-CR25, Class A3
3.505%	08/10/48	10,012	9,911,258
Series 2015-CR26, Class A3
3.359%	10/10/48	2,572	2,544,411
Series 2015-CR26, Class A4
3.630%	10/10/48	16,667	16,423,173
Series 2015-LC21, Class A3
3.445%	07/10/48	12,823	12,742,592
Series 2015-LC23, Class A3
3.521%	10/10/48	28,060	27,567,850
Series 2015-LC23, Class A4
3.774%	10/10/48	6,766	6,676,229
Series 2015-PC01, Class A5
3.902%	07/10/50	145	144,046

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	$18,423,873
Series 2016-CR28, Class A3
3.495%	02/10/49	3,413	3,374,056
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,069,013
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,040,470
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	7,202,211
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	6,436	6,405,743
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,090,205
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,741,469
Series 2019-C15, Class A3
3.779%	03/15/52	5,979	5,814,617
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,270,138
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)
7.393%(c)	05/15/35	2,542	2,499,614
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,425	1,104,950
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	14,902,482
Series 2017-C06, Class A3
3.269%	06/10/50	838	813,290
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,597,536
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,410,188
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
7.878%(c)	11/15/38	7,741	7,692,608
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.753%(cc)	11/25/25	27,276	157,776
Series K055, Class X1, IO
1.461%(cc)	03/25/26	11,376	189,350
Series K058, Class X1, IO
1.030%(cc)	08/25/26	186,271	2,730,475
Series K066, Class A2
3.117%	06/25/27	800	782,693
Series K097, Class X1, IO
1.218%(cc)	07/25/29	40,345	1,778,209
Series K098, Class X1, IO
1.265%(cc)	08/25/29	8,986	418,378
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K101, Class X1, IO
0.945%(cc)	10/25/29	375	$13,189
Series K115, Class X1, IO
1.423%(cc)	06/25/30	51,614	3,181,726
Series K121, Class X1, IO
1.115%(cc)	10/25/30	239	11,618
Series K122, Class X1, IO
0.966%(cc)	11/25/30	15,197	648,165
Series K131, Class X1, IO
0.829%(cc)	07/25/31	162,222	6,657,489
Series K513, Class X1, IO
0.883%(cc)	12/25/28	117,011	3,172,882
Series K736, Class X1, IO
1.403%(cc)	07/25/26	1,954	34,157
Series K741, Class X1, IO
0.648%(cc)	12/25/27	1,991	30,066
Series KG03, Class X1, IO
1.475%(cc)	06/25/30	30,917	1,906,568
Series Q001, Class XA, IO
2.098%(cc)	02/25/32	7,980	545,053
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,000,335	2,263,958
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.311%(c)	10/15/36	876	861,027
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	778	776,664
Series 2015-GC34, Class A3
3.244%	10/10/48	7,392	7,285,845
Series 2015-GC34, Class A4
3.506%	10/10/48	8,500	8,285,236
Series 2015-GS01, Class A2
3.470%	11/10/48	10,799	10,633,467
Series 2016-GS03, Class A3
2.592%	10/10/49	7,690	7,457,391
Series 2017-GS06, Class A2
3.164%	05/10/50	17,184	16,531,483
Series 2017-GS06, Class A3
3.433%	05/10/50	250	240,631
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,574,194
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	15,095,375
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,265,753
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,590,132
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	856,162
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	12,312	12,038,619

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C01, Class A4
3.311%	03/17/49	13,331	$13,118,179
Series 2020-COR07, Class A2
2.215%	05/13/53	14,395	13,833,884
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	5,993,341
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,876,384
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,204	1,174,729
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,148,278
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,079	1,048,208
Series 2016-JP02, Class XB, IO
1.258%(cc)	08/15/49	14,440	239,918
Series 2016-JP03, Class A4
2.627%	08/15/49	3,801	3,678,266
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	4,097,253
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	510	207,570
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	40,261	36,738,150
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	9,471,301
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
7.812%(c)	04/15/38	10,234	10,170,331
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
7.707%(c)	01/15/27	5,379	5,321,375
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	1,732	1,724,918
Series 2016-C29, Class A3
3.058%	05/15/49	209	204,443
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,792,180
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,714,175
Series 2016-UB12, Class A3
3.337%	12/15/49	1,335	1,302,744
Series 2016-UB12, Class A4
3.596%	12/15/49	4,848	4,695,634
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	24,387,560
Series 2017-H01, Class XB, IO
0.829%(cc)	06/15/50	175,741	2,553,991
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-HR02, Class A3
3.330%	12/15/50		7,305	$7,067,017
Series 2019-H07, Class A3
3.005%	07/15/52		5,553	5,189,494
Series 2019-H07, Class A4
3.261%	07/15/52		161	152,001
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		1,305	1,218,190
Series 2021-L05, Class A3
2.438%	05/15/54		3,945	3,514,905
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,616,285
Series 2021-L07, Class A4
2.322%	10/15/54		16,100	14,101,401
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		3,800	3,380,616
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.911%(c)	03/15/36		8,350	8,136,031
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.159%(c)	10/15/36		17,063	16,843,887
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	222,542
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.730%(c)	08/17/31	GBP	236	314,562
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.080%(c)	08/17/31	GBP	12,932	17,117,169
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
1.077%(cc)	06/15/50		13,000	277,484
Series 2017-C02, Class A3
3.225%	08/15/50		1,840	1,786,051
Series 2017-C04, Class A3
3.301%	10/15/50		17,678	16,955,930
Series 2017-C07, Class A4
3.679%	12/15/50		255	248,188
Series 2018-C08, Class A3
3.720%	02/15/51		8,002	7,823,612
Series 2018-C08, Class A4
3.983%	02/15/51		463	452,465
Series 2018-C12, Class A4
4.030%	08/15/51		7,918	7,839,974
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	8,633,048
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		7,482	7,447,040

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-NXS04, Class A3
3.452%	12/15/48	14,381	$14,190,772
Series 2016-BNK01, Class A2
2.399%	08/15/49	8,398	8,088,292
Series 2016-C35, Class A3
2.674%	07/15/48	3,805	3,704,237
Series 2016-C36, Class A3
2.807%	11/15/59	7,263	7,070,756
Series 2016-LC24, Class A3
2.684%	10/15/49	1,363	1,324,351
Series 2016-LC25, Class A4
3.640%	12/15/59	401	392,118
Series 2016-NXS06, Class A4
2.918%	11/15/49	15,000	14,462,522
Series 2017-C38, Class A4
3.190%	07/15/50	5,893	5,706,289
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,288,336
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	9,900,848
Series 2017-C42, Class A4
3.589%	12/15/50	510	486,783
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,296,907
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,977,882
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	11,999,072
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,141,352
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,631,321
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,831,622
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
9.711%(c)	05/15/31	8,900	8,477,250
Series 2024-01CHI, Class A, 144A
5.484%(cc)	07/15/35	15,600	15,711,219

Total Commercial Mortgage-Backed Securities (cost $1,630,121,994)			1,680,545,807
Corporate Bonds — 43.2%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,898,754
5.300%	03/26/34	10,500	10,916,177
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,427,226
3.250%	02/01/35	2,405	1,957,653
3.625%	02/01/31	2,108	1,930,767
3.625%	03/01/48	913	631,067
3.850%	11/01/48	685	488,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.900%	05/01/49	3,480	$2,522,754
3.950%	08/01/59	3,995	2,728,586
5.150%	05/01/30	98	98,219
5.705%	05/01/40	6,032	5,890,933
5.805%	05/01/50	2,002	1,934,250
5.930%	05/01/60	130	124,773
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31	8,700	9,250,706
6.528%	05/01/34	1,695	1,818,502
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
6.950%	01/17/28	455	478,728
Gtd. Notes, 144A
6.950%	01/17/28	860	904,849
			46,002,270
Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
6.200%	11/01/28	23,190	24,697,870
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	9,460	8,796,774
3.557%	08/15/27	1,208	1,182,861
4.742%	03/16/32	344	342,818
4.906%	04/02/30	260	263,641
6.000%	02/20/34	3,985	4,257,214
6.343%	08/02/30	3,092	3,341,300
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,681,581
5.931%	02/02/29	5,953	6,273,549
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/29	1,200	1,230,240
5.125%	02/15/30	28,445	29,499,680
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	6,196	6,412,883
7.000%	08/04/41	415	444,885
			88,425,296
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	307	295,626
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	203	202,871
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	614	610,293
4.750%	10/20/28(a)	17,160	17,127,394
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	2,337	2,366,642

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	16,005	$16,279,889
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,128	1,086,038
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30(a)	918	869,784
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	743	695,061
			39,533,598
Auto Manufacturers — 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	4,015	3,327,023
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	9,560	8,823,207
7.122%	11/07/33	2,475	2,672,201
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	2,619,953
5.150%	04/01/38(a)	4,270	4,090,199
6.600%	04/01/36	20	21,559
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25(a)	875	871,201
Sr. Unsec’d. Notes
2.400%	10/15/28	7,580	6,931,428
2.900%	02/26/25	265	262,671
3.600%	06/21/30(a)	3,200	2,985,354
5.800%	06/23/28	10,580	10,980,327
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
6.500%	01/16/29	11,075	11,876,136
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	123,691
			55,584,950
Banks — 14.4%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27(a)	11,600	11,999,901
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26(a)	18,100	18,424,685
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	750,619
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	1,028,196
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26(a)	6,600	$6,333,511
5.538%(ff)	03/14/30	7,200	7,440,152
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	99	98,958
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	32,502,093
2.572%(ff)	10/20/32	200	175,295
2.687%(ff)	04/22/32(a)	1,595	1,422,095
5.288%(ff)	04/25/34(a)	10,195	10,585,446
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,270	11,511,171
2.496%(ff)	02/13/31	48,784	44,181,668
3.194%(ff)	07/23/30	2,435	2,305,424
3.824%(ff)	01/20/28	2,725	2,694,034
4.078%(ff)	04/23/40	14,560	13,290,546
4.271%(ff)	07/23/29	1,152	1,148,601
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32(a)	40,795	36,407,778
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,257,812
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,840,522
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32(a)	10,210	8,939,376
5.501%(ff)	08/09/28	9,050	9,287,563
5.829%(ff)	05/09/27(a)	940	957,414
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,055	2,075,899
Sub. Notes
4.836%	05/09/28	1,090	1,087,787
7.119%(ff)	06/27/34(a)	30,205	33,569,517
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	4,855	4,653,306
1.675%(ff)	06/30/27	1,840	1,752,559
1.904%(ff)	09/30/28(a)	5,100	4,730,352
2.159%(ff)	09/15/29	16,350	14,885,913
2.219%(ff)	06/09/26	2,685	2,633,467
2.871%(ff)	04/19/32	1,565	1,391,614
3.132%(ff)	01/20/33	2,835	2,532,875
3.375%	01/09/25	305	303,279
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	5,500	5,064,490
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	4,940	5,059,775
5.335%(ff)	06/12/29	1,605	1,652,050
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27(a)	1,170	1,108,964
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	275,314

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,275	$1,267,479
4.875%	04/01/26	365	364,531
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27	14,890	15,474,656
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	10,800	11,315,221
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	12,286,295
2.572%(ff)	06/03/31	25,355	22,796,054
2.666%(ff)	01/29/31	16,065	14,634,771
2.976%(ff)	11/05/30	6,450	5,995,465
3.057%(ff)	01/25/33(a)	4,240	3,786,346
3.668%(ff)	07/24/28	675	662,974
3.700%	01/12/26	655	650,718
3.785%(ff)	03/17/33	2,210	2,069,447
3.887%(ff)	01/10/28	2,335	2,311,335
3.980%(ff)	03/20/30(a)	15,620	15,299,365
4.075%(ff)	04/23/29	24,921	24,673,064
Sub. Notes
4.125%	07/25/28	15	14,867
4.600%	03/09/26	1,105	1,107,785
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29	4,460	4,737,048
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,750,012
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26	16,605	16,868,656
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,135,389
3.961%(ff)	11/26/25	1,140	1,137,796
6.720%(ff)	01/18/29(a)	11,160	11,809,473
Sr. Non-Preferred Notes, SOFR + 1.219%
6.283%(c)	11/16/27	2,560	2,548,122
Sub. Notes
3.729%(ff)	01/14/32	965	865,307
3.742%(ff)	01/07/33	6,345	5,552,750
7.079%(ff)	02/10/34	12,536	13,486,973
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,932,812
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)	4,000	4,250,719
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,459,132
1.992%(ff)	01/27/32(a)	11,456	9,794,957
2.383%(ff)	07/21/32	50,770	44,017,968
2.600%	02/07/30	2,695	2,472,874
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.615%(ff)	04/22/32(a)	5,603	$4,948,372
2.650%(ff)	10/21/32	3,260	2,863,042
3.500%	04/01/25	435	432,096
3.750%	02/25/26	1,335	1,326,327
3.814%(ff)	04/23/29	74,490	73,024,785
3.850%	01/26/27	3,205	3,175,650
4.017%(ff)	10/31/38	7,432	6,739,235
4.223%(ff)	05/01/29	13,345	13,265,485
Sub. Notes
6.750%	10/01/37	540	621,681
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)(a)	200	193,500
4.700%(ff)	03/09/31(oo)	341	306,979
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	452,870
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29(a)	26,409	27,935,897
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27(a)	700	671,653
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	18,531,153
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	565	558,574
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32(a)	62,094	53,325,949
2.069%(ff)	06/01/29	8,300	7,679,306
2.525%(ff)	11/19/41	23,066	17,023,160
2.545%(ff)	11/08/32	1,806	1,588,486
2.580%(ff)	04/22/32(a)	9,460	8,435,721
2.739%(ff)	10/15/30	214	198,340
2.963%(ff)	01/25/33(a)	450	404,637
3.300%	04/01/26	650	642,029
3.509%(ff)	01/23/29	87	84,946
3.782%(ff)	02/01/28	1,715	1,696,234
3.960%(ff)	01/29/27(a)	545	541,842
4.005%(ff)	04/23/29	6,715	6,642,498
4.203%(ff)	07/23/29(a)	5,510	5,488,858
4.565%(ff)	06/14/30	657	662,127
6.087%(ff)	10/23/29	63,240	67,365,756
Sub. Notes
2.956%(ff)	05/13/31	112	103,076
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	215	219,766
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	233,552
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	18,705,168
5.667%(ff)	05/27/29(a)	10,430	10,855,422

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
6.407%(ff)	11/01/29	25,020	$26,888,220
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,584,070
2.699%(ff)	01/22/31	78,795	72,189,523
3.772%(ff)	01/24/29	1,220	1,199,343
3.875%	01/27/26	1,285	1,279,427
4.431%(ff)	01/23/30	7,195	7,211,545
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	19,265	16,302,651
1.928%(ff)	04/28/32	21,740	18,437,592
2.511%(ff)	10/20/32	2,950	2,575,640
2.943%(ff)	01/21/33(a)	6,530	5,832,831
3.125%	07/27/26(a)	2,760	2,711,188
3.591%(cc)	07/22/28	695	680,778
5.250%(ff)	04/21/34	9,940	10,268,217
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	9,080	8,660,667
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26(a)	1,350	1,293,212
2.889%(ff)	06/09/32	1,245	1,077,159
3.337%(ff)	01/21/33(a)	6,695	5,887,732
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	460,791
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34	11,240	11,953,705
7.161%(ff)	10/30/29	9,640	10,572,303
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)(a)	8,620	7,933,123
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)	3,905	4,167,204
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	415,586
Sr. Unsec’d. Notes
3.750%	03/26/25	840	835,329
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	7,370	7,241,025
3.091%(ff)	05/14/32	1,190	1,072,766
3.126%(ff)	08/13/30	2,615	2,443,838
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	555	541,977
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32(a)	425	376,584
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	10,306,063
6.491%(ff)	10/23/34	29,940	33,468,900
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	23,817,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.572%(ff)	02/11/31(a)	28,043	$25,467,262
2.879%(ff)	10/30/30	27,055	25,096,459
3.350%(ff)	03/02/33	3,235	2,958,122
5.557%(ff)	07/25/34	29,185	30,617,667
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	117,964
			1,323,778,580
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40(a)	4,245	4,009,850
4.600%	04/15/48	231	218,477
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	271,460
			4,499,787
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	5,905	6,189,048
5.650%	03/02/53	4,410	4,640,699
			10,829,747
Building Materials — 0.0%
CEMEX Materials LLC (Mexico),
Gtd. Notes
7.700%	07/21/25	2,100	2,141,727
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	777,452
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	224,836
			3,144,015
Chemicals — 0.9%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	387,418
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes
6.990%	02/20/32	200	157,500
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	4,319,396
4.500%	01/31/30	2,430	2,166,831
8.500%	01/12/31	7,395	7,845,725
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	9,026,017

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		666	$725,910
5.419%	11/15/48		650	718,789
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		84	83,496
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)		20,000	20,675,700
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29		1,622	1,593,404
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		10,100	7,977,668
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		1,051	1,037,757
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30(a)		9,592	8,923,627
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,379	1,238,514
4.500%	10/22/25		479	472,893
5.125%	06/23/51		419	340,563
6.750%	05/02/34		6,856	7,347,712
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		1,311	1,242,582
2.875%	05/11/31(a)		1,242	1,048,248
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)		1,783	1,727,281
6.500%	09/27/28(a)		1,030	1,020,988
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,537,929
4.750%	06/01/28		830	826,257
				85,442,205
Commercial Services — 1.3%
Brown University,
Bonds, Series A
2.924%	09/01/50(a)		10,165	7,477,807
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	118,177
4.700%	11/01/2111		220	203,210
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	4,776,323
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,554,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50	4,250	$2,962,208
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28	12,055	12,343,294
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	12,861	12,628,324
3.800%	11/01/25	3,545	3,520,984
4.500%	02/15/45	625	576,224
4.900%	05/01/33	34,470	35,091,257
7.000%	10/15/37	2,200	2,620,724
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53(a)	2,830	2,941,792
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	185,461
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,775	1,757,581
2.900%	05/15/30(a)	266	242,375
2.900%	11/15/31	78	68,690
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	557,235
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,310	1,117,157
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116(a)	4,103	3,245,867
4.678%	07/01/2114	804	766,942
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	2,294,002
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	820,471
3.150%	07/15/46	1,030	812,540
3.300%	07/15/56	120	93,018
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50(a)	25,000	17,526,638
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	72,304
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	64,493
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	52,786
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	845,886

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	$1,396,737
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	516,172
2.402%	04/15/50	6,500	4,322,452
			123,574,015
Computers — 0.2%
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	2,106,229
4.375%	05/15/30	9,500	9,345,659
5.750%	03/15/33	3,550	3,736,426
			15,188,314
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	234,930
Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	665,026
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	200	195,366
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31	14,640	16,645,610
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)(a)	372	364,695
Sr. Unsec’d. Notes, SOFR Index + 1.050%
6.033%(c)	03/03/27	5,760	5,788,228
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	3,830	3,802,063
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31	5,035	4,367,523
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31(a)	1,670	1,450,887
2.710%	01/22/29(a)	7,920	7,325,872
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	6,800	7,205,356
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)	1,900	1,822,219
6.150%	12/06/28	200	210,375
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30(a)	250	239,766
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	$1,178,365
3.350%	05/16/31		400	363,500
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		77	75,078
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26		4,089	3,901,773
				55,601,702
Electric — 2.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		1,575	1,217,173
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	94,817
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	851,251
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.950%	11/01/32		131	142,034
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		775	764,536
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52		200	207,916
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48(a)		590	486,602
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,510	1,447,421
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29		4,000	3,864,520
Gtd. Notes, 144A
3.348%	02/09/31		2,663	2,285,200
3.875%	07/26/33		244	206,119
4.688%	05/15/29		7,063	6,823,776
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	391,267
4.000%	03/01/48		775	655,301
4.350%	11/15/45		1,080	975,066
6.450%	01/15/38		715	820,236
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)		1,020	840,452
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405	394,504

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	3,025	$3,025,000
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,310,151
Sr. Unsec’d. Notes
2.650%	09/01/26(a)	1,385	1,347,518
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,639,859
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,660,187
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	554,880
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	290,784
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33(a)	2,255	2,157,854
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	2,974,965
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	293	297,395
Sr. Unsec’d. Notes
7.125%	02/11/25	5,740	5,744,879
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	3,857	3,860,278
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28(a)	1,773	1,875,267
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	11,777	12,456,297
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	9,654,829
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	778,917
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	775,190
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	3,138,498
5.150%	03/30/26	2,450	2,469,565
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	657,714
5.450%	07/15/44	130	131,661
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	6,430	6,724,604
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	$394,026
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30(a)	4,155	3,708,464
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	1,999,638
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	271,611
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,364	1,363,573
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	697	723,953
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,216,294
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	3,164	3,052,309
2.450%	12/02/27	2,625	2,459,591
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	850	847,344
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50	705	542,667
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	1,024,729
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28(a)	152	144,659
3.300%	08/01/40	469	364,675
3.950%	12/01/47	2,590	2,041,936
4.250%	03/15/46	900	743,778
4.500%	07/01/40	7,355	6,624,053
4.750%	02/15/44(a)	13,195	11,801,066
4.950%	07/01/50	3,780	3,442,373
PacifiCorp,
First Mortgage
3.300%	03/15/51	2,500	1,766,167
4.100%	02/01/42	2,239	1,919,629
4.125%	01/15/49	6,000	4,977,417
4.150%	02/15/50	8,310	6,896,901
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	2,120	1,713,410
First Ref. Mortgage
4.800%	10/15/43	910	865,145

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	$751,028
4.875%	07/17/49		200	176,562
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,257,209
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,473,723
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	320,922
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	5,924,522
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41		1,492	1,251,996
4.000%	04/01/47		6,075	5,082,673
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41(a)		345	340,275
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	6,221,608
				184,700,409
Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	7,100,157
Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	430,374
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		2,665	2,553,443
4.250%	10/31/26		2,251	2,206,768
5.500%	10/31/46		1,883	1,615,840
5.500%	07/31/47		20,583	17,656,303
				24,462,728
Entertainment — 0.4%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31		307	279,082
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		14,644	11,961,510
5.141%	03/15/52		31,810	24,523,773
				36,764,365
Foods — 0.5%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32		3,485	3,018,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
3.625%	01/15/32	225	$205,374
5.125%	02/01/28	2,700	2,739,850
5.750%	04/01/33	73	75,537
Gtd. Notes, 144A
6.750%	03/15/34	13,741	15,191,857
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,252	1,108,080
4.625%	10/01/39	920	878,578
5.000%	06/04/42(a)	2,032	1,984,505
6.500%	02/09/40(a)	2,950	3,342,690
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	699,315
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,353,300
4.250%	04/15/31	8,245	7,833,864
6.250%	07/01/33	6,570	6,970,920
			47,401,886
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/30/29(a)	5,000	4,846,250
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,260,517
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,471,365
			7,578,132
Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	618,092
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	405	427,711
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	134,373
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	179	172,022
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,080	2,011,506
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,550	1,387,432
			4,751,136

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		5,930	$6,030,474
6.050%	04/15/28		74	76,859
				6,107,333
Healthcare-Products — 0.0%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30		200	182,652
2.750%	09/23/26		200	194,100
5.375%	12/06/32		200	209,207
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	805,291
2.250%	03/07/39	EUR	339	320,417
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	469,881
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,340	1,140,225
1.875%	10/01/49	EUR	885	683,183
				4,004,956
Healthcare-Services — 1.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	953,507
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	83,540
4.272%	08/15/48		1,320	1,197,452
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,303,965
3.008%	06/15/50		2,445	1,777,821
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	927,051
6.750%	12/15/37		2,170	2,456,477
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	274,918
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		745	692,021
3.106%	11/15/39		2,480	2,061,481
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,411	1,196,367
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)		1,190	1,026,241
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40		2,120	1,674,036
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	415	$399,068
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	8,230	8,230,000
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.950%	12/15/34(a)	5,100	5,577,766
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	4,200	3,114,030
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	93	91,566
4.375%	03/15/42	447	390,845
4.500%	02/15/27	10,265	10,279,316
5.375%	02/01/25	1,405	1,405,422
5.625%	09/01/28	42	43,610
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	11,186,948
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	938,020
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,394,985
Gtd. Notes, Series 2019
3.266%	11/01/49	80	60,907
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	744,765
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52(a)	1,490	1,313,349
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	1,608,098
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	3,198,978
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,269,456
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	666,174
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	723,209
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,993,947
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	9,078,130

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	$181,599
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,735,081
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	139,643
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52(a)	2,155	1,486,316
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	2,030,842
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	946,054
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33(a)	19,125	19,873,490
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,421,017
3.500%	03/30/25(a)	1,650	1,637,440
5.750%	01/30/40	1,126	1,139,240
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	6,644	6,893,228
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	324,170
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	180,970
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	3,090	2,364,908
3.050%	05/15/41	740	583,971
5.200%	04/15/63	33,730	33,720,272
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,932,870
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	291,356
			162,215,933
Insurance — 0.7%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	206,971
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	912,349
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,157,635
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	$412,073
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.900%	04/05/32		184	172,534
4.350%	04/05/42		27	23,881
4.400%	04/05/52		78	66,715
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	2,072,666
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,542	16,005,654
4.850%	04/17/28(a)		2,983	3,009,840
5.625%	08/16/32		2,062	2,132,699
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	26,401,695
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	797,229
7.000%	06/15/40		1,625	1,869,983
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,065,138
5.000%	03/30/43		250	235,524
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	74,973
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	584,443
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,793,009
6.850%	12/16/39		84	100,325
				60,095,336
Internet — 0.2%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		1,840	1,841,150
Sr. Unsec’d. Notes
4.193%	01/19/32		200	187,750
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	188,250
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	5,180,077
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	6,570,448
				13,967,675

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	135	$124,841
3.450%	04/15/30	805	762,638
			887,479
Lodging — 0.2%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,810	1,784,551
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	2,150	2,194,390
5.450%	09/15/26(a)	7,660	7,851,699
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	1,624,987
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	1,065	1,072,988
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	1,037,348
			15,565,963
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,999,073
5.500%	01/12/29(a)	9,205	9,595,953
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	85,090
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32(a)	4,025	3,483,302
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28(a)	3,110	3,248,026
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	1,362,043
			28,773,487
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	13,070	8,563,354
4.800%	03/01/50	300	229,034
5.050%	03/30/29(a)	7,445	7,408,113
5.375%	04/01/38	2,850	2,605,236
5.375%	05/01/47	1,805	1,511,555
6.384%	10/23/35	6,090	6,216,977
6.484%	10/23/45	3,533	3,403,849
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	$4,355,662
5.500%	05/15/64	19,010	19,627,265
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	2,495	2,583,540
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,634,963
			60,139,548
Mining — 1.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	392,266
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	5,190,609
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30(a)	14,490	15,273,654
5.250%	09/08/33	15,000	15,698,856
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,282	3,325,897
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	926,446
Sr. Unsec’d. Notes
6.250%	07/15/33	49,540	53,631,538
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	7,741	6,934,274
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	4,619	4,368,393
5.350%	03/15/34	17,640	18,500,195
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	4,073,430
			128,315,558
Miscellaneous Manufacturing — 0.2%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31(a)	13,010	11,698,566
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	5,450	4,770,454
			16,469,020
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,295	1,333,682

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	$689,707
			2,023,389
Oil & Gas — 2.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	16,405	14,578,707
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	4,506	4,318,419
3.750%	01/15/30	10,000	9,543,803
5.600%	06/13/28(a)	7,125	7,370,677
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	2,372	2,346,947
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,203,611
6.450%	06/30/33	2,760	3,000,335
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	264,792
5.250%	06/15/37	5,941	5,855,573
5.400%	06/15/47	693	669,295
6.750%	11/15/39	542	610,491
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,220	2,220,030
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	160,634
4.300%	11/15/44	580	516,068
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	745	707,306
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,910	2,853,874
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	25,880,718
6.250%	03/15/33	28,411	30,642,924
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	269	230,452
6.875%	04/29/30	3,849	3,839,839
8.625%	01/19/29	11,055	11,886,889
8.875%	01/13/33	6,400	6,855,680
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	3,699	3,528,846
5.375%	03/30/28	7,860	7,034,700
5.875%	03/30/31	140	119,482
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Energean PLC (Israel),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27		278	$274,873
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	247,284
7.150%	11/15/25		846	871,378
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		1,685	1,444,168
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	348,000
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	199,004
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,069	1,050,299
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28(a)		16,930	16,642,307
4.750%	09/15/44		136	121,236
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		764	867,168
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	225,532
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	5,229,293
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	3,335	4,467,445
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	4,670	5,084,695
4.500%	01/23/26(a)		1,088	1,052,096
4.750%	02/26/29	EUR	6,423	6,626,936
5.350%	02/12/28		994	928,893
5.950%	01/28/31		5,126	4,423,225
6.490%	01/23/27		2,123	2,091,155
6.500%	03/13/27		8,317	8,146,501
6.500%	01/23/29		2,335	2,203,773
6.625%	06/15/35		134	108,935
6.700%	02/16/32		3,400	3,040,110
6.840%	01/23/30		5,728	5,295,536
6.875%	10/16/25		131	131,246
10.000%	02/07/33		480	507,792
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	7,401	7,867,694
Gtd. Notes, MTN
8.750%	06/02/29		195	197,730
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		985	979,269

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	1,690	$1,481,410
2.150%	01/15/31(a)	6,545	5,751,250
5.100%	03/29/26	6,725	6,819,558
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	200	178,563
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	19,302	17,523,844
6.875%	09/19/33	620	682,671
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	650	689,409
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	270	203,295
6.800%	05/15/38	1,385	1,572,065
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43(a)	1,247	1,126,197
			264,941,927
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,374,341
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28(a)	9,455	9,701,395
Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,230	1,225,313
4.050%	11/21/39	25,675	23,715,624
4.700%	05/14/45	1,745	1,687,070
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	805	798,571
4.375%	12/15/28	20,000	19,728,408
4.625%	06/25/38	625	566,957
Cencora, Inc.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	466,474
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	23,770	16,880,086
3.250%	08/15/29	16,049	15,161,950
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	2,028,459
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	579,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	$5,921,690
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	19,227	14,972,791
			103,732,735
Pipelines — 3.5%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,285,560
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26(a)	7,555	7,497,773
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	26,087,091
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,444,084
5.600%	04/01/44	1,900	1,891,732
5.625%	07/15/27	7,900	8,127,803
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	148,716
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	116,885
Sub. Notes
8.500%(ff)	01/15/84	15,065	16,872,800
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	4,047,877
5.300%	04/15/47	270	254,216
5.400%	10/01/47	5,353	5,097,048
5.550%	02/15/28	64	66,180
6.000%	06/15/48	6,575	6,725,816
6.100%	12/01/28	13,000	13,808,290
6.100%	02/15/42	2,565	2,663,787
6.125%	12/15/45	210	218,842
6.250%	04/15/49	2,640	2,777,754
6.400%	12/01/30(a)	7,665	8,344,146
6.550%	12/01/33	16,730	18,476,104
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	584,875
6.125%	10/15/39	790	872,733
Gtd. Notes, 3 Month SOFR + 3.039%
8.055%(c)	06/01/67	12,000	11,920,153
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,998	1,996,791
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,641,222

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
2.550%	07/01/30	3,725	$3,351,055
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	634,101
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	480,778
5.400%	09/01/44	186	179,945
5.500%	03/01/44	3,798	3,731,288
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,133,859
5.050%	02/15/46	5,840	5,397,291
5.550%	06/01/45(a)	540	533,095
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	789,974
4.700%	04/15/48	1,145	998,934
4.875%	06/01/25	1,785	1,784,038
5.200%	03/01/47	6,580	6,239,738
5.500%	06/01/34	10,695	10,996,011
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	2,072,085
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	4,470,124
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	930,984
3.200%	03/15/25	1,875	1,856,734
3.400%	09/01/29	1,720	1,635,609
4.450%	09/01/49	1,088	908,833
4.500%	03/15/50	900	750,766
4.950%	07/13/47	1,120	1,013,341
5.200%	07/15/48	1,855	1,730,937
6.050%	09/01/33	16,190	17,306,492
6.350%	01/15/31(a)	2,370	2,568,496
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	38,993
3.800%	09/15/30	308	293,626
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	204,438
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26(a)	260	265,769
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33(a)	2,255	2,134,580
5.500%	02/15/35(a)	4,895	5,041,213
6.500%	03/30/34	3,212	3,552,934
6.500%	02/15/53	321	356,583
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	3,433,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30(a)	12,696	$12,223,176
4.500%	03/01/28	16,590	16,433,494
4.750%	08/15/28	3,000	2,997,384
6.150%	04/01/33	985	1,041,239
6.350%	01/15/29	3,981	4,227,289
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,553,262
3.500%	10/15/51	2,050	1,489,208
4.000%	09/15/25	2,190	2,176,678
4.650%	08/15/32	8,280	8,224,019
4.900%	01/15/45	2,882	2,667,779
5.100%	09/15/45	575	547,618
5.150%	03/15/34	3,528	3,567,565
5.300%	08/15/28	9,328	9,635,461
5.300%	08/15/52	615	596,629
5.400%	03/04/44	2,840	2,803,809
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	7,802	8,894,652
			319,863,960
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,658,741
Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	2,815	2,433,312
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28(a)	4,250	3,873,667
3.950%	03/15/29	8,148	7,985,778
5.800%	11/15/28	9,495	9,981,707
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,604,650
2.500%	08/16/31	5,150	4,472,267
3.900%	03/15/27	1,305	1,284,224
4.050%	07/01/30	13,512	13,116,037
4.125%	05/15/29	3,500	3,426,220
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	4,019,567
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31(a)	14,685	12,844,837
2.900%	12/01/33	1,545	1,294,292
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,518,806
5.000%	01/11/28	24,515	24,938,364

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	$477,876
5.250%	06/01/25	3,715	3,711,985
5.375%	04/15/26	12,160	12,213,175
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	2,955	2,689,311
5.250%	12/15/32(a)	26,330	27,110,850
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,257,189
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,884,080
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,000	838,842
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,664,524
4.600%	02/01/33	2,000	1,984,529
6.400%	03/01/34	3,380	3,761,864
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	17,934	17,061,857
Sr. Unsec’d. Notes
2.700%	02/15/32	3,700	3,253,583
3.250%	01/15/31	3,100	2,892,170
3.400%	01/15/28	8,390	8,185,265
4.700%	12/15/28	7,670	7,789,294
5.125%	02/15/34	3,665	3,747,474
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28(a)	2,800	2,555,859
2.700%	07/15/31	29,515	25,778,561
4.200%	04/15/32	13,027	12,300,871
5.700%	01/15/33	1,860	1,919,169
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	545	541,024
4.125%	08/15/30	20	18,978
4.250%	12/01/26	305	302,018
4.500%	09/01/26	3,406	3,390,168
4.625%	06/15/25	651	647,518
4.625%	12/01/29	375	368,089
5.750%	02/01/27	65	66,163
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	20,195	18,220,723
3.100%	01/15/30	3,400	3,192,379
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	10,946,608
			290,565,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	$2,063,389
4.750%	06/01/30	805	802,101
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	447,452
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,872,276
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	198,460
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	5,258,445
			11,642,123
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	195	172,734
3.500%	02/15/41	16,350	13,448,601
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,774,044
3.187%	11/15/36	12,390	10,494,836
3.419%	04/15/33	5,000	4,542,237
3.469%	04/15/34	163	146,889
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	7,970	8,365,247
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31(a)	3,545	3,093,225
3.400%	05/01/30(a)	500	471,947
			42,509,760
Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	4,460	3,442,404
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	16,415	15,856,545
5.450%	03/02/28	5,380	5,581,745
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	17,580	13,377,420
3.950%	03/25/51	2,050	1,650,412
6.150%	11/09/29	73	78,963
			39,987,489
Telecommunications — 2.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33(a)	650	547,950

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.500%	06/01/41	14,600	$11,960,602
3.500%	09/15/53	5,283	3,879,840
3.550%	09/15/55	2,264	1,654,165
3.650%	09/15/59	23,320	16,901,892
4.500%	05/15/35	620	603,850
5.400%	02/15/34(a)	5,780	6,064,084
6.550%	02/15/39	7,695	8,770,632
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $95; purchased 11/14/23)(f)
0.000%	12/31/30^	953	71,091
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $10,859; purchased 11/14/23)(f)
0.000%	12/31/30^	5	4,745
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $58; purchased 11/14/23)(f)
0.000%	12/31/30^	583	3,964
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,877,570; purchased 01/29/24 - 05/15/24)(f)
10.500%	05/25/27	2,022	2,034,764
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $4,694,899; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28	7,156	6,547,789
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	725	612,332
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	3,720	4,070,540
10.500%	05/15/30	3,350	3,630,606
11.000%	11/15/29	12,696	14,074,642
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.500%	03/15/42	377	337,704
4.550%	03/15/52	377	325,168
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	365	376,771
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	82,641
2.250%	11/15/31(a)	3,150	2,717,228
2.550%	02/15/31	52,681	46,939,596
2.625%	02/15/29	650	605,867
2.875%	02/15/31(a)	491	446,300
3.000%	02/15/41	926	710,852
3.875%	04/15/30	2,490	2,421,472
4.750%	02/01/28	60	60,102
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes
6.375%	09/20/28	220	114,400
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32(a)	6,475	5,577,357
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.650%	11/20/40	8,155	$5,998,833
3.400%	03/22/41	22,445	18,343,385
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35(a)	26,760	26,719,500
			193,210,664
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50(a)	3,555	2,762,394
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,407,459
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	84	85,345
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34(a)	158	154,214
			6,409,412
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	21,598,880

Total Corporate Bonds (cost $3,795,502,758)			3,972,361,050
Floating Rate and Other Loans — 0.0%
Telecommunications
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27	1,022	1,009,243
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29	697	710,518
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30	703	716,610

Total Floating Rate and Other Loans (cost $2,328,032)			2,436,371
Municipal Bonds — 0.8%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	754,129
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	814,581
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,865,623

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,095	$4,536,554
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	250,408
7.550%	04/01/39	165	207,831
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	320,992
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	813,500
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	340,512
			11,335,420
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,050,465
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	531,360
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	25,282
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	341,241
			366,523
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,685	1,932,124
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	369,708
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	568	648,777
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	74,379
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	442	448,309
			1,541,173
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan — 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	$1,742,204
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	5,218,604
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	915,356
4.454%	04/01/2122	4,350	3,850,789
			11,726,953
Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	144,607
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,826,893
			3,971,500
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	189,906
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,673,466
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	678,277
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	812,770
			4,354,419
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,683,778
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	730,282
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,125,048
5.770%	03/15/39	1,740	1,810,463
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,578,295
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	871,380
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	365,023
			12,164,269

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	$1,453,017
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	2,093,997
			3,547,014
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	135,720
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,389,730
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,913,131
			4,438,581
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	169,209
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	982,330
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	623,411
			1,774,950
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	209,403
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	3,105,808
			3,315,211
Washington — 0.1%
Washington St. Hsg. Fin. Commn. Rev.,
Revenue Bonds, Series 2023-01, Class X
1.493%(cc)	04/20/37	54,301	5,812,623

Total Municipal Bonds (cost $71,489,641)			69,431,295
Residential Mortgage-Backed Securities — 2.9%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.560%(cc)	10/20/46	19	16,080
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
9.346%(c)	07/01/26^	7,233	7,239,186
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
5.628%(cc)	08/25/35	67	62,680
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.680%(c)	09/25/31	656	$656,760
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.430%(c)	01/26/32	2,420	2,431,563
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.980%(c)	01/26/32	5,870	6,001,416
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	3,884	3,532,263
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	6,808	6,771,977
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.844%(cc)	09/25/47	400	373,658
Series 2022-A, Class A1, 144A
6.170%	09/25/62	663	662,913
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63	28,263	27,096,105
Series 2024-RP02, Class A2, 144A
4.209%(cc)	02/25/63	2,196	1,957,363
Series 2024-RP02, Class B1, 144A
0.000%(cc)	02/25/63	664	500,935
Series 2024-RP02, Class B2, 144A
0.000%(cc)	02/25/63	240	163,389
Series 2024-RP02, Class B3, PO, 144A
11.917%(s)	02/25/63	609	78,222
Series 2024-RP02, Class B4, PO, 144A
15.841%(s)	02/25/63	1,107	95,915
Series 2024-RP02, Class M1, 144A
4.209%(cc)	02/25/63	1,476	1,282,206
Series 2024-RP02, Class M2, 144A
4.209%(cc)	02/25/63	1,126	924,297
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63	53	45,352
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63	35,681	41,950
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.380%(c)	10/25/41	2,740	2,823,416
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.830%(c)	10/25/41	1,407	1,413,234
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.180%(c)	12/25/41	2,900	2,934,741
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.530%(c)	03/25/42	3,275	3,611,687

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.530%(c)	03/25/42	730	$788,711
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.380%(c)	03/25/42	1,265	1,317,849
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)
10.880%(c)	07/25/42	4,024	4,406,280
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)
8.880%(c)	07/25/42	1,000	1,056,092
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.663%(c)	12/25/42	229	235,718
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.580%(c)	01/25/43	1,888	1,926,117
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
7.980%(c)	07/25/43	300	309,869
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	10/25/43	1,184	1,187,014
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.780%(c)	10/25/43	1,940	1,975,020
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)
6.980%(c)	07/25/44	1,250	1,249,526
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.569%(c)	05/25/35	208	175,299
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.980%(c)	10/25/33	573	573,194
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.730%(c)	04/25/34	500	509,550
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.280%(c)	09/26/33	3,000	3,014,991
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.580%(c)	11/25/41	160	164,901
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.280%(c)	11/25/41	1,620	1,626,075
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	23	23,318
Series 2010-43, Class AH
3.250%	05/25/40	2	2,057
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-134, Class IL, IO
3.500%	12/25/32	207	$20,545
Series 2014-10, Class KM
3.500%	09/25/43	6	6,169
Series 2014-35, Class CA
3.500%	06/25/44	3	3,219
Series 2017-33, Class LB
3.000%	05/25/39	8	7,925
Series 2018-16, Class MB
3.500%	07/25/46	672	662,219
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 30 Day Average SOFR + 3.414% (Cap N/A, Floor 0.000%)
8.695%(c)	10/25/27	39	39,367
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.080%(c)	10/25/50	2,165	2,469,994
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.280%(c)	12/25/50	200	216,094
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.280%(c)	11/25/50	1,965	2,216,455
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.930%(c)	01/25/34	532	534,431
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.680%(c)	10/25/41	2,200	2,268,235
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	10/25/41	400	402,188
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.080%(c)	11/25/41	4,400	4,445,682
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
7.330%(c)	12/25/33	13,988	14,266,389
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.630%(c)	09/25/41	700	720,605
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.380%(c)	09/25/41	4,320	4,353,089
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.630%(c)	12/25/41	5,900	5,974,591
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.130%(c)	01/25/42	17,211	17,445,755
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.780%(c)	01/25/42	210	214,616

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.680%(c)	02/25/42	9,900	$10,127,884
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.180%(c)	04/25/42	3,100	3,206,344
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.630%(c)	05/25/42	1,300	1,362,679
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
8.980%(c)	09/25/42	4,500	4,753,125
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
5.144%(cc)	03/25/35	133	77,730
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	101	103,742
Series 4289, Class WZ
3.000%	01/15/44	633	582,014
Series 4533, Class GA
3.000%	06/15/28	7	7,251
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	8	7,279
Series 2019-03, Class MA
3.500%	10/25/58	6	6,100
Series 2019-04, Class MA
3.000%	02/25/59	9	8,125
Series 2019-04, Class MV
3.000%	02/25/59	8	7,404
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	2,957
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
7.365%(cc)	10/25/33	40	38,753
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
5.619%(c)	03/19/35	714	713,043
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.045%(c)	05/25/29	518	518,408
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.080%(c)	01/25/34	1,937	1,959,533
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%	09/25/59	7,841	7,841,281
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%	07/25/39	5,500	5,570,124
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.719%(c)	01/25/48		123	$120,043
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.330%(c)	10/25/33		68	68,574
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.180%(c)	04/25/34		6,000	6,103,851
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.619%(c)	06/25/57		1,585	1,549,460
PMT Credit Risk Transfer Trust,
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.597%(c)	03/29/27		19,058	19,179,984
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.347%(c)	09/27/28		15,891	15,890,667
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		9,317	8,912,859
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%	05/25/54		3,617	3,497,699
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.980%(c)	11/25/31		5,000	5,121,084
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	936
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.374%(c)	06/24/71	EUR	4,185	4,649,696
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.705%(cc)	12/25/34		834	771,173
Series 2005-01, Class 2A
6.218%(cc)	02/25/35		592	565,370
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.969%(c)	10/25/59		411	418,873
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,992,716
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		5,871	5,607,577
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61		1,592	1,455,387

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Verus Securitization Trust,
Series 2024-02, Class A1, 144A
6.095%	02/25/69	1,823	$1,849,901
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
5.809%(c)	06/25/44	574	543,344
Series 2007-HY01, Class 3A3
4.168%(cc)	02/25/37	1,634	1,390,185
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
5.893%(c)	04/25/47	1,595	1,344,386

Total Residential Mortgage-Backed Securities (cost $256,424,921)			267,453,998
Sovereign Bonds — 1.8%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48	400	336,500
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32	539	483,246
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49	622	513,884
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	2,441	2,154,945
5.000%	07/15/32	200	202,000
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	4,330	4,327,315
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	250	240,708
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30	620	593,067
4.875%	09/23/32	600	571,875
5.875%	01/30/60	550	516,141
6.400%	06/05/49	250	255,860
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	1,619	1,543,109
5.300%	01/21/41	173	159,593
5.500%	02/22/29	13,629	13,731,217
5.950%	01/25/27	412	417,536
6.000%	07/19/28	2,579	2,642,650
6.000%	02/22/33	519	531,326
6.875%	01/29/26	528	537,735
7.050%	02/03/31	151	162,709
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	372	323,175
5.500%	01/18/33(a)	400	420,000
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31(a)	1,630	1,416,063
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 15Y
1.750%	06/05/35	EUR	345	$301,469
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,583,673
1.100%	03/12/33	EUR	340	311,765
1.450%	09/18/26	EUR	2,679	2,878,686
1.750%	04/24/25	EUR	765	842,933
3.375%	07/30/25	EUR	4,161	4,624,869
3.500%	01/11/28		290	284,744
Sr. Unsec’d. Notes, 144A, MTN
3.750%	06/14/28	EUR	1,200	1,358,321
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,280	12,768,220
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	3,943	4,180,666
5.875%	10/17/31	EUR	8,299	8,753,035
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36	EUR	100	87,243
2.659%	05/24/31		2,145	1,840,002
3.500%	02/12/34		256	217,600
4.280%	08/14/41		500	409,531
4.500%	01/31/50		621	493,502
4.600%	02/10/48		514	413,287
4.875%	05/19/33		2,664	2,552,112
5.400%	02/09/28		200	204,188
6.350%	02/09/35		200	209,600
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	898,549
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	1,315,516
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,243,750
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	185,100
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		28,558	29,411,873
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		496	431,644
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	70,455
2.750%	04/14/41	EUR	45	33,827
3.000%	02/14/31		114	99,209
3.624%	05/26/30	EUR	255	269,803
5.250%	11/25/27		154	155,113
6.625%	02/17/28		194	202,633
7.125%	01/17/33		218	238,506
Sr. Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	86,078
2.000%	01/28/32	EUR	55	49,681

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
2.375%	04/19/27	EUR	1,105	$1,192,207
3.500%	04/03/34	EUR	345	331,954
5.000%	09/27/26	EUR	6,800	7,773,794
6.000%	05/25/34		140	142,013
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	100,723
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	784,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	6,595	6,540,572
1.650%	03/03/33	EUR	2,521	2,209,923
3.125%	05/15/27	EUR	19,177	20,944,916
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	2,095	1,836,489
2.125%	12/01/30		774	646,677
3.125%	05/15/27	EUR	6,140	6,706,043
6.000%	06/12/34		6,266	6,450,847
6.250%	05/26/28		2,710	2,817,126
6.500%	09/26/33		200	213,656

Total Sovereign Bonds (cost $160,776,184)				169,778,777
U.S. Government Agency Obligations — 25.3%
Federal Home Loan Mortgage Corp.
1.500%	10/01/36		2,109	1,889,317
2.000%	02/01/42		123	106,368
2.000%	12/01/50		12,284	10,232,353
2.000%	02/01/51		2,622	2,187,156
2.000%	03/01/51		40,309	33,431,110
2.000%	04/01/51		7,972	6,627,485
2.000%	05/01/51		54,065	44,944,225
2.000%	02/01/52		24	20,019
2.000%	02/01/52		56	47,364
2.000%	02/01/52		63	52,851
2.500%	08/01/40		49	44,854
2.500%	08/01/50		4,633	4,040,492
2.500%	08/01/50		10,341	9,017,643
2.500%	09/01/50		545	475,492
2.500%	09/01/50		13,124	11,445,145
2.500%	12/01/50		89	77,320
2.500%	01/01/51		8,348	7,279,963
2.500%	02/01/51		6,235	5,425,847
2.500%	02/01/51		24,655	21,659,915
2.500%	03/01/51		57,899	50,491,137
2.500%	04/01/51		13,580	11,724,635
2.500%	04/01/51		27,780	24,140,680
2.500%	05/01/51		1,067	934,899
2.500%	05/01/51		4,828	4,194,501
2.500%	05/01/51		59,734	51,770,301
2.500%	07/01/51		3,326	2,890,235
2.500%	07/01/51		38,953	33,682,603
2.500%	08/01/51		576	505,323
2.500%	09/01/51		553	484,086
2.500%	09/01/51		958	841,090
2.500%	09/01/51		1,005	880,708
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	10/01/51	60	$52,188
2.500%	11/01/51	1,167	1,016,581
2.500%	12/01/51	101	88,334
2.500%	12/01/51	155	134,216
2.500%	12/01/51	1,065	933,120
2.500%	01/01/52	21,382	18,739,686
2.500%	02/01/52	753	655,710
2.500%	02/01/52	4,769	4,186,886
2.500%	03/01/52	47	41,133
2.500%	04/01/52	466	405,494
2.500%	04/01/52	1,245	1,090,709
3.000%	11/01/42	67	61,899
3.000%	09/01/46	1,130	1,037,485
3.000%	11/01/46	159	146,266
3.000%	11/01/46	1,081	992,114
3.000%	12/01/46	53	48,883
3.000%	12/01/46	3,162	2,894,721
3.000%	01/01/47	453	414,607
3.000%	02/01/50	23	21,019
3.000%	06/01/50	26	23,697
3.000%	07/01/51	3,830	3,502,053
3.000%	01/01/52	88	79,454
3.000%	01/01/52	62,753	56,540,144
3.000%	02/01/52	32,944	29,632,379
3.000%	03/01/52	3,837	3,493,049
3.000%	03/01/52	23,268	20,924,869
3.000%	04/01/52	7,720	6,999,993
3.000%	06/01/52	1,925	1,754,928
3.000%	06/01/52	2,118	1,922,263
3.500%	04/01/32	33	32,209
3.500%	08/01/32	63	61,533
3.500%	07/01/42	17	16,679
3.500%	09/01/42	102	97,321
3.500%	01/01/44	3,651	3,486,110
3.500%	02/01/44	328	315,398
3.500%	04/01/44	7,944	7,616,536
3.500%	07/01/46	219	210,356
3.500%	08/01/46	69	65,253
3.500%	05/01/47	68	63,892
3.500%	05/01/49	6	5,434
3.500%	04/01/50	3,148	2,960,533
3.500%	01/01/52	6,045	5,648,406
3.500%	03/01/52	6,158	5,763,704
3.500%	04/01/52	31,567	29,407,788
3.500%	05/01/52	27	25,199
3.500%	05/01/52	29,159	27,188,984
4.000%	01/01/40	144	141,842
4.000%	09/01/40	541	535,171
4.000%	11/01/40	372	368,071
4.000%	12/01/40	285	281,732
4.000%	08/01/44	60	59,109
4.000%	07/01/48	557	541,318
4.000%	04/01/52	6,484	6,234,701
4.000%	05/01/52	25,029	24,073,692
4.500%	12/01/40	171	173,557
4.500%	07/01/41	320	323,597
4.500%	03/01/42	287	290,805

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/01/44	222	$223,290
4.500%	08/01/46	35	35,127
4.500%	05/01/52	8,752	8,613,760
4.500%	06/01/52	3,240	3,188,591
5.000%	06/01/52	22,425	22,469,500
5.000%	07/01/52	14,041	14,064,605
5.000%	08/01/52	107	106,909
5.500%	08/01/52	4,512	4,574,940
5.500%	09/01/52	5,114	5,183,608
5.500%	11/01/52	33,853	34,248,682
5.500%	12/01/52	8,113	8,226,559
5.500%	10/01/54	7,000	7,081,620
6.000%	08/01/52	1,220	1,249,329
6.000%	09/01/52	6,788	6,960,134
6.000%	09/01/54	8,990	9,189,576
6.250%	07/15/32	240	279,857
6.500%	01/01/53	9,550	9,875,998
7.000%	01/01/53	2,856	2,966,831
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	725	595,612
Federal National Mortgage Assoc.
1.500%	09/01/41	60	50,624
1.500%	02/01/42	21	17,838
1.500%	12/01/50	40,242	31,844,451
1.500%	01/01/51	3,393	2,685,616
1.500%	02/01/51	91,739	72,653,237
1.500%	03/01/51	15,985	12,644,218
2.000%	06/01/37	192	175,821
2.000%	07/01/37	67	61,178
2.000%	08/01/37	418	382,014
2.000%	02/01/42	222	193,210
2.000%	03/01/42	121	105,368
2.000%	04/01/42	205	177,974
2.000%	11/01/50	11,078	9,215,851
2.000%	12/01/50	18	14,903
2.000%	01/01/51	12	9,889
2.000%	01/01/51	12,501	10,416,287
2.000%	02/01/51	20	16,619
2.000%	03/01/51	56,234	46,576,803
2.000%	04/01/51(k)	159,872	132,934,029
2.000%	03/01/52	34	28,824
2.500%	08/01/37	48	44,969
2.500%	07/01/40	34	31,184
2.500%	03/01/42	101	90,382
2.500%	04/01/42	149	133,925
2.500%	08/01/46	73	64,830
2.500%	11/01/46	16	14,570
2.500%	02/01/50	8	7,272
2.500%	02/01/50	21	18,170
2.500%	05/01/50	855	739,271
2.500%	06/01/50	669	586,515
2.500%	07/01/50	20	17,587
2.500%	07/01/50	31	27,470
2.500%	07/01/50	2,494	2,198,264
2.500%	08/01/50	3,856	3,348,837
2.500%	09/01/50	3,701	3,252,665
2.500%	10/01/50	101	89,263
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/50	1,975	$1,722,375
2.500%	12/01/50	10,519	9,153,351
2.500%	01/01/51	66,512	58,002,082
2.500%	02/01/51	7,916	6,888,045
2.500%	03/01/51	802	698,645
2.500%	04/01/51	582	506,237
2.500%	04/01/51	6,896	5,998,269
2.500%	05/01/51	55	48,196
2.500%	05/01/51	199	171,991
2.500%	05/01/51	223	192,480
2.500%	05/01/51	568	495,762
2.500%	05/01/51	724	631,724
2.500%	05/01/51	3,934	3,443,548
2.500%	05/01/51	39,254	34,110,192
2.500%	06/01/51	3,048	2,671,849
2.500%	06/01/51	12,510	10,883,404
2.500%	07/01/51	4,900	4,257,691
2.500%	08/01/51	38	33,016
2.500%	08/01/51	4,376	3,800,312
2.500%	10/01/51	14,914	12,941,831
2.500%	11/01/51	2,346	2,034,192
2.500%	12/01/51	79	68,876
2.500%	12/01/51	123	107,058
2.500%	01/01/52	102	88,901
2.500%	01/01/52	103	89,755
2.500%	01/01/52	2,485	2,163,178
2.500%	01/01/52	2,753	2,376,479
2.500%	01/01/52	3,739	3,236,996
2.500%	03/01/52	55	48,132
2.500%	03/01/52	123	107,388
2.500%	03/01/52	1,527	1,337,885
2.500%	04/01/52	3,361	2,920,981
3.000%	11/01/28	3	2,776
3.000%	09/01/32	56	54,462
3.000%	08/01/33	14	14,018
3.000%	11/01/43	939	871,075
3.000%	11/01/46	73	66,643
3.000%	01/01/47	5,009	4,580,479
3.000%	01/01/47	11,117	10,158,923
3.000%	02/01/47	12,416	11,411,161
3.000%	04/01/47	1,540	1,412,731
3.000%	07/01/47	4,706	4,318,043
3.000%	12/01/47	912	840,771
3.000%	04/01/48	9,555	8,856,500
3.000%	07/01/48	6,095	5,592,287
3.000%	09/01/49	3,995	3,663,549
3.000%	02/01/50	20,717	19,042,102
3.000%	07/01/50	773	709,288
3.000%	09/01/50	4,930	4,488,483
3.000%	05/01/51	3,289	2,981,927
3.000%	06/01/51	32	29,254
3.000%	07/01/51	6,049	5,478,397
3.000%	09/01/51	7,082	6,395,241
3.000%	10/01/51	9,509	8,572,479
3.000%	12/01/51	76	68,792
3.000%	12/01/51	138	125,099
3.000%	12/01/51	2,004	1,811,784

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/52	79	$71,698
3.000%	01/01/52	23,617	21,338,192
3.000%	02/01/52	15,981	14,376,314
3.000%	03/01/52	59,013	53,075,130
3.500%	03/01/42	104	99,422
3.500%	05/01/42	176	168,042
3.500%	07/01/42	331	316,421
3.500%	09/01/42	534	509,595
3.500%	09/01/42	2,649	2,529,663
3.500%	07/01/43	78	74,257
3.500%	04/01/45	488	465,523
3.500%	03/01/46	3	2,864
3.500%	04/01/46	42	39,775
3.500%	06/01/46	101	95,493
3.500%	02/01/47	329	310,350
3.500%	04/01/47	403	382,483
3.500%	12/01/47	22	21,125
3.500%	03/01/48	2,322	2,200,206
3.500%	07/01/48	15,716	14,974,062
3.500%	05/01/49	21	19,568
3.500%	01/01/50	4,624	4,378,699
3.500%	02/01/52	28,362	26,574,199
3.500%	03/01/52	23,634	22,063,575
3.500%	05/01/52	22	20,623
3.500%	05/01/52	161	150,237
3.500%	05/01/52	22,388	20,848,582
3.500%	08/01/52	46	42,816
4.000%	06/01/39	148	147,353
4.000%	09/01/40	255	252,138
4.000%	02/01/45	244	240,558
4.000%	03/01/45	97	95,602
4.000%	02/01/46	35	34,433
4.000%	04/01/46	37	35,973
4.000%	07/01/47	825	805,988
4.000%	09/01/47	255	248,437
4.000%	10/01/47	946	925,713
4.000%	11/01/47	236	230,809
4.000%	11/01/48	191	185,564
4.000%	04/01/52	15,017	14,420,322
4.000%	05/01/52	38	37,214
4.000%	05/01/52(k)	57,863	55,651,279
4.500%	05/01/39	280	283,116
4.500%	12/01/40	440	444,543
4.500%	10/01/45	521	528,035
4.500%	06/01/48	368	367,119
4.500%	12/01/48	2,512	2,500,895
4.500%	06/01/52	51,333	50,453,407
5.000%	11/01/33	26	26,239
5.000%	06/01/40	30	31,023
5.000%	10/01/41	48	49,132
5.000%	05/01/52	4,453	4,466,968
5.000%	06/01/52	11,873	11,893,030
5.000%	07/01/52	34,625	34,649,830
5.500%	07/01/52	952	965,099
5.500%	08/01/52	226	228,831
5.500%	10/01/52	291	296,927
5.500%	11/01/52	81,588	82,733,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	12/01/52	14,927	$15,134,631
5.500%	01/01/53	4,847	4,905,271
6.000%	09/01/52	8,946	9,171,580
6.000%	11/01/52	8,049	8,255,608
6.000%	11/01/52	33,071	33,881,093
6.000%	12/01/52	17,278	17,719,594
6.000%	08/01/54	5,107	5,219,394
6.000%	09/01/54	6,903	7,055,494
6.500%	01/01/53	5,151	5,314,913
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	202,767
Government National Mortgage Assoc.
2.000%	02/20/51	38,586	32,735,275
2.000%	01/20/52	289	244,940
2.500%	03/20/51	10,022	8,845,740
2.500%	04/20/51	6,466	5,704,435
2.500%	05/20/51	6,528	5,759,627
2.500%	08/20/51	23,183	20,433,404
2.500%	09/20/51	61,850	54,500,731
2.500%	11/20/51	236	207,980
2.500%	04/20/52	238	209,430
3.000%	06/20/46	62	57,558
3.000%	09/20/47	11	9,959
3.000%	05/20/51	2,111	1,927,659
3.000%	08/20/51	42,022	38,342,619
3.000%	09/20/51	37,372	34,092,401
3.500%	09/15/41	31	30,220
3.500%	11/15/41	21	20,041
3.500%	01/15/42	67	64,379
3.500%	02/15/42	22	21,165
3.500%	03/15/42	77	74,383
3.500%	05/15/42	22	21,243
3.500%	06/15/42	16	15,347
3.500%	07/15/42	7	6,529
3.500%	07/15/42	14	13,439
3.500%	07/15/42	28	26,516
3.500%	07/15/42	33	31,659
3.500%	01/15/43	14	13,812
3.500%	02/15/43	23	21,773
3.500%	04/15/43	31	30,187
3.500%	05/15/43	6	5,983
3.500%	05/20/43	683	655,196
3.500%	07/15/43	86	82,708
3.500%	12/15/43	120	115,182
3.500%	01/15/44	19	18,174
3.500%	04/20/46	28	26,222
3.500%	05/20/46	69	65,836
3.500%	08/20/48	939	889,806
3.500%	09/20/48	1,579	1,498,825
3.500%	10/20/51	9,653	9,095,299
3.500%	12/20/51	85,091	80,077,440
3.500%	01/20/52	17,079	16,058,436
3.500%	03/20/52	28,065	26,362,107
4.000%	01/20/40	107	106,649
4.000%	10/20/40	86	85,002
4.000%	02/20/41	115	114,563
4.000%	12/20/46	414	405,930

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/20/47	36	$35,088
4.000%	12/20/47	191	187,243
4.000%	01/20/48	1,249	1,221,272
4.000%	02/20/49	183	178,968
4.000%	04/20/52	5,606	5,424,627
4.500%	05/20/40	268	271,054
4.500%	12/20/40	292	295,323
4.500%	11/20/46	72	72,699
4.500%	08/20/48	311	310,717
4.500%	04/20/49	27	26,818
5.000%	06/20/48	16	15,970
5.000%	08/20/52	4,273	4,291,168
5.000%	09/20/52	3,275	3,285,019
5.000%	10/20/52	1,216	1,219,086
5.500%	01/20/53	130	131,051
6.000%	TBA	13,000	13,220,249
6.000%	02/20/53	13,167	13,439,155
6.000%	04/20/53	10,755	11,003,581
6.500%	TBA	16,500	16,881,729
Resolution Funding Corp. Principal Strips
3.479%(s)	04/15/30	90	72,576
Tennessee Valley Authority Generic Strips
4.083%(s)	03/15/33	205	140,029
4.148%(s)	09/15/30	240	183,907

Total U.S. Government Agency Obligations (cost $2,278,609,328)			2,324,420,487
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds
1.625%	11/15/50(h)(kk)	72,060	42,369,028
4.750%	11/15/43(h)(k)	30,235	32,625,455
U.S. Treasury Notes
3.625%	08/31/29	587	588,834
U.S. Treasury Strips Coupon
4.568%(s)	11/15/42	58,425	26,309,508
5.276%(s)	05/15/40	40,985	21,008,015

Total U.S. Treasury Obligations (cost $119,589,770)			122,900,840

	Shares
Common Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $380,103; purchased 01/29/24 - 01/30/24)*^(f)	313,445	786,747
(cost $380,103)
Preferred Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $200,700; purchased 01/26/24 - 01/29/24)*^(f)	33,275	359,480
(cost $200,700)

Total Long-Term Investments (cost $8,718,508,523)		9,020,078,549
	Shares	Value

Short-Term Investments — 4.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	154,302,925	$154,302,925
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $257,305,991; includes $256,293,735 of cash collateral for securities on loan)(b)(wb)	257,482,976	257,379,982

Total Short-Term Investments (cost $411,608,916)		411,682,907

TOTAL INVESTMENTS—102.6% (cost $9,130,117,439)		9,431,761,456

Liabilities in excess of other assets(z) — (2.6)%		(235,449,166)

Net Assets — 100.0%		$9,196,312,290

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,151,822 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $251,040,011; cash collateral of $256,293,735 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,164,284. The aggregate value of $9,808,580 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.500%	TBA	11/14/24	$(7,000)		$(7,081,056)
Federal National Mortgage Assoc.	6.000%	TBA	11/14/24	(21,000)		(21,461,787)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $28,608,398)						$(28,542,843)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,567	2 Year U.S. Treasury Notes	Dec. 2024	$534,557,697	$1,604,068
24	10 Year U.S. Ultra Treasury Notes	Dec. 2024	2,839,125	(11,990)
1,672	20 Year U.S. Treasury Bonds	Dec. 2024	207,641,500	(559,192)
2,882	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	383,576,188	(2,328,002)
				(1,295,116)
Short Positions:
452	5 Year Euro-Bobl	Dec. 2024	60,402,413	(470,883)
1,114	5 Year U.S. Treasury Notes	Dec. 2024	122,409,450	216,596
140	10 Year Euro-Bund	Dec. 2024	21,026,068	(206,618)
A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,882	10 Year U.S. Treasury Notes	Dec. 2024	$215,077,313	$465,040
				4,135
				$(1,290,981)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	TD	GBP	22,813	$30,550,020	$30,499,761	$—	$(50,259)
Canadian Dollar,
Expiring 10/02/24	MSI	CAD	5,605	4,168,043	4,144,248	—	(23,795)
Euro,
Expiring 10/02/24	SSB	EUR	137,711	153,451,644	153,305,196	—	(146,448)
				$188,169,707	$187,949,205	—	(220,502)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	GSI	GBP	3,709	$4,876,047	$4,958,485	$—	$(82,438)
Expiring 10/02/24	MSI	GBP	19,104	25,222,268	25,541,277	—	(319,009)
Expiring 11/05/24	TD	GBP	22,813	30,548,754	30,498,915	49,839	—
Canadian Dollar,
Expiring 10/02/24	GSI	CAD	5,605	4,158,379	4,144,249	14,130	—
Expiring 11/05/24	MSI	CAD	5,605	4,171,547	4,147,674	23,873	—
Euro,
Expiring 10/02/24	GSI	EUR	123,911	138,472,041	137,942,637	529,404	—
Expiring 10/02/24	MSI	EUR	13,800	15,295,153	15,362,559	—	(67,406)
Expiring 11/05/24	SSB	EUR	137,711	153,668,401	153,531,469	136,932	—
				$376,412,590	$376,127,265	754,178	(468,853)
						$754,178	$(689,355)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	10,045	$(320,398)	$(242,759)	$(77,639)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	16,950	(9,353)	(6,592)	(2,761)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	5,650	(3,118)	(2,190)	(928)	BARC
					$(332,869)	$(251,541)	$(81,328)

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		10,780	0.277%	$96,890	$94,515	$2,375	GSI
BNP Paribas SA	12/20/24	1.000%(T)	EUR	11,500	0.205%	26,599	22,910	3,689	BARC
Citigroup, Inc.	12/20/25	1.000%(Q)		10,780	0.245%	100,961	95,819	5,142	GSI
Morgan Stanley	12/20/25	1.000%(Q)		10,780	0.263%	98,677	94,515	4,162	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	16,950	0.147%	5,763	6,071	(308)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	5,915	0.147%	2,012	2,826	(814)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	5,650	0.147%	1,921	2,013	(92)	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	19,700	0.196%	89,415	79,578	9,837	GSI
						$422,238	$398,247	$23,991

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)		Value at Trade Date		Value at September 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	16,180		3.057%		$952,797		$1,279,222		$326,425
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	14,800		3.303%		1,075,747		1,102,592		26,845
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	375,870		0.528%		8,522,972		8,518,289		(4,683)
							$10,551,516		$10,900,103		$348,587

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2)^:
CDX.NA.HY.42.V1	08/02/27	1.650%(M)	20,170	*	$46,135	$—	$46,135	GSI
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 4.960%	$—	$1,818,183	$1,818,183

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS + 26bps(T)/ 5.090%	BOA	02/21/25	87,160	$187,632	$—	$187,632
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A36